Quarterly Financial Information (Unaudited) (Tables)	7 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Summary of Quarterly Financial Data
The following tables contain unaudited quarterly financial information for the quarterly period ended September 30, 2020, that has been updated to reflect the restatement of the Company’s financial statements as described in Note 2—Restatement of Previously Issued Financial Statements. The restatement had no impact net loss, net cash flows from operating, investing or financing activities. The Company has not amended its previously filed Quarterly Report on Form 10-Q for the Affected Period. The financial information that has been previously filed or otherwise reported for the Affected Period is superseded by the information in this Annual Report, and the financial statements and related financial information for the Affected Period contained in such previously filed report should no longer be relied upon.

Balance Sheet Statement As of September 30, 2020	As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated

Class A ordinary shares subject to possible redemption	$509,002,560	$65,997,440	$575,000,000
Class A ordinary shares	660	(660)	—
Class B ordinary shares	1,438	—	1,438
Additional paid-in capital	$6,529,768	$(6,529,768)	$—
Accumulated deficit	$(1,531,856)	$(59,467,012)	$(60,998,868)

Total shareholders’ equity (deficit)	$5,000,010	$(65,997,440)	$(60,997,430)

Changes in Shareholders’ Equity (Deficit) For the Period From June 10, 2020 (Inception) Through September 30, 2020	As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated

Value of Class A ordinary shares subject to possible redemption	$508,843,200	$(508,843,200)	$—
Change in value of Class A ordinary shares subject to possible redemption	$159,360	$(159,360)	$—

	Earnings Per Share
	As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated

Statement of Operations Three months ended September 30, 2020
Net loss	$(1,508,194)	$—	$(1,508,194)
Weighted average shares outstanding - Class A ordinary shares	57,500,000	(29,375,000)	28,125,000
Basic and diluted earnings per share - Class A ordinary shares	$—	$(0.04)	$(0.04)
Weighted average shares outstanding - Class B ordinary shares	14,375,000	(957,880)	13,417,120
Basic and diluted earnings per share - Class B ordinary shares	$(0.11)	$0.07	$(0.04)

	Earnings Per Share
	As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated

Statement of Operations For the Period From June 10, 2020 (Inception) Through September 30, 2020
Net loss	$(1,531,856)	$—	$(1,531,856)
Weighted average shares outstanding - Class A ordinary shares	57,500,000	(34,601,770)	22,898,230
Basic and diluted earnings per share - Class A ordinary shares	$0.00	$(0.04)	$(0.04)
Weighted average shares outstanding - Class B ordinary shares	14,375,000	(1,128,319)	13,246,681
Basic and diluted earnings per share - Class B ordinary shares	$(0.11)	$0.07	$(0.04)